Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	We did not grant stock options or stock appreciation rights to our NEOs in 2024. Our Compensation, Nominating & Governance Committee did not grant stock options to non-NEO employees in 2024, but did grant stock appreciation rights to non-NEO employees. In so granting, the Compensation, Nominating & Governance Committee may do so during regularly scheduled compensation committee meetings, special committee meetings, and/or by unanimous written consent. We do not take material nonpublic information into account in determining the timing or terms of such awards. Further, we have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. Other considerations that the Compensation, Nominating & Governance Committee may review in determining whether to grant equity compensation are further described above, including in the section entitled “Compensation Philosophy”.
Award Timing Method	In so granting, the Compensation, Nominating & Governance Committee may do so during regularly scheduled compensation committee meetings, special committee meetings, and/or by unanimous written consent. We do not take material nonpublic information into account in determining the timing or terms of such awards.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	We do not take material nonpublic information into account in determining the timing or terms of such awards. Further, we have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false